Convertible Debentures (Details) - USD ($)													12 Months Ended
	Oct. 31, 2024	Aug. 09, 2024	Jan. 31, 2024	Jan. 23, 2024	Sep. 30, 2023	Sep. 05, 2023	Sep. 02, 2023	Dec. 31, 2022	Dec. 07, 2022	Aug. 31, 2022	Aug. 09, 2022	May 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 03, 2023	Nov. 13, 2020
Convertible Debentures [Line Items]
Received net proceeds											$ 3,300,000	$ 1,955,000
Principal amount									$ 3,000,000		$ 3,500,000	$ 2,100,000
Maturity date												Nov. 17, 2024
Interest rate												8.00%
Interest paid in cash percentage												12.00%
Conversion price (in Dollars per share)		$ 14										$ 1,875	$ 1,875
Trade price percentage												85.00%
Carrying value of convertible debenture													$ 540,000
Hybrid instrument													1,955,000
Debt issuance cost													145,000					$ 469,000
Derivative of fair value													625,000
Debt issuance cost			$ 800		$ 1,200								1,330,000
Interest expense													288,000	$ 522,000	$ 445,000
Purchase additional debenture amount		$ 23,750,000											25,000,000
Ordinary shares issued (in Shares)															3,194,885
Exercise price per share (in Dollars per share)				$ 56.5
Option to purchase				$ 1,000,000			$ 2,500,000
Received net proceeds				$ 940,000		$ 2,365,000
Aggregate fair value							$ 2,000
Fair value of warrants amount													13,501	(565,313)	$ (1,260,354)
Aggregate fair value													800
Rate of conversion price		90.00%
Derivative liability fair value			352,000		878,000			1,051,000					54,000		1,051,000
Debentures carried value			$ 588,000		$ 1,485,000			$ 1,789,000		2,059,000			$ 412,000
Aggregate shares (in Shares)													440,614,050
Accrued interest													$ 643,571,750
Private placement with net proceeds		$ 1,400,000
Trading days		10 days
Conversion price (in Dollars per share)		$ 1.78
Stock price per share (in Dollars per share)		12.55											$ 9
Volatility rate													51.69%
Risk-free interest Rate													0.21%
Dividend yield													0.00%
Net proceeds													$ 1,400,000
Proceeds amount													151,000
Net of debt original issue discount													1,103,000
Series H ADS Purchase Warrant [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)							$ 95
Warrant [Member]
Convertible Debentures [Line Items]
Fair value of warrants amount													$ 4.5
Stock price per share (in Dollars per share)				$ 48													$ 152
Series J Warrant [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)		$ 14
Warrant term		7 years
Volatility rate													103.17%
Risk-free interest Rate													3.42%
Dividend yield													0.00%
May 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Convertible debentures description												As part of consideration of entering into the May 2022 SPA, the Company agreed to extend the February 2021 and December 2021 Warrants (as discussed in Note 13 below) termination dates for two years. Pursuant to the adoption of ASU 2021-04, the Company considered the guidance in in ASC 815-40-35-16 through ASC 815-40-35-18 regarding the modification or exchange of a freestanding equity-classified written call option, and recognized the incremental fair value of the warrants aforementioned as a debt discount or debt issuance cost in accordance with paragraph 815-40-35-17(b), in an amount of $1,330,000. The fair value of Series D, E and G Warrants immediately before the modification is estimated to be at $600, $225 and $725 per share, respectively by using Binomial Option Pricing Model with an expected term of 3.75, 0.75 and 4.57 years, respectively, a stock price of $2,675 per ADS, volatility of 58.23%, 91.63%, 57.98%, respectively, a risk free rate of 2.97%, 3.16% and 2.96%, respectively, and an expected dividend yield of 0%. The fair value of Series D, E and G Warrants after the modification is estimated to be at $875, $450 and $1,075 per share, respectively by using Binomial Option Pricing Model with an expected term of 5.75, 2.75 and 6.57 years, respectively, a stock price of $2,625 per ADS, volatility of 57.82%, 61.03% and 61.21%, respectively, a risk free rate of 2.96%, 2.97% and 2.97%, respectively, and an expected dividend yield of 0%.
Convertible Debenture [Member]
Convertible Debentures [Line Items]
Debt discount													$ 625,000
August 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Principal amount		$ 1,500,000
Interest on debentures														$ 1,200,000
Aggregate shares (in Shares)														39,489,758
August 2024 Convertible Debenture, under August 2024 SPA [Member]
Convertible Debentures [Line Items]
Maturity date		Aug. 09, 2027
Hybrid instrument													940,000
Derivative liability for interest amount													528,000
Maximum [Member] | Series J Warrant [Member]
Convertible Debentures [Line Items]
Fair value of warrants amount													940,000
Minimum [Member] | Series J Warrant [Member]
Convertible Debentures [Line Items]
Fair value of warrants amount													460,000
May 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)												$ 2,500
Purchase additional debenture amount															630,000
May 2022 Convertible Debenture, under May 2022 SPA [Member]
Convertible Debentures [Line Items]
Carrying value of convertible debenture													1,330,000
December 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Received net proceeds													$ 2,840,000
Conversion price (in Dollars per share)													$ 3,125
Rate of conversion price													85.00%
August 2022, December 2022 and September 2023 Convertible Debentures, under August 2022 SPA [Member]
Convertible Debentures [Line Items]
Interest expense															214,000
August and December 2022 Convertible Debentures [Member]
Convertible Debentures [Line Items]
Carrying value of convertible debenture													$ 18,000	$ 878,000
Aggregate shares (in Shares)														2,476,000
August 2024 Convertible Debenture, under August 2024 SPA [Member] | Series J Warrant [Member]
Convertible Debentures [Line Items]
Number of warrants or rights outstanding. (in Shares)		80,357
Series J Warrant [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)		$ 9.1
Convertible Debt [Member]
Convertible Debentures [Line Items]
Derivative liability fair value										$ 1,241,000
Class A ordinary shares [Member]
Convertible Debentures [Line Items]
Ordinary shares issued (in Shares)																2,000,000
Exercise price per share (in Dollars per share)													$ 12
Interest on debentures															$ 1,100,000
Aggregate shares (in Shares)	17,800,845														5,158,472
Class A ordinary shares [Member] | Convertible Debenture [Member]
Convertible Debentures [Line Items]
Aggregate shares (in Shares)															70,999,400
Series H Warrants [Member]
Convertible Debentures [Line Items]
Warrant price per share (in Dollars per share)							$ 8